MAINLAND CHINA CONTRIBUTION PLAN (Details) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
MAINLAND CHINA CONTRIBUTION PLAN
Provision for employee benefits under defined contribution plan	$ 13,672,411	$ 8,827,425	$ 3,260,508